Bank Loans (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale, at lower of cost or market	$ 226,068	$ 228,588
Gains (losses) recognized from sale of loans	12,300	16,000	$ 12,700
Impaired loans more than 90 days past due	29,200	26,900
Troubled debt restructurings	9,100	9,700
Specific allowance	$ 9,105	$ 3,375
Collateralized loan portfolio	97.20%	97.90%
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged as collateral	$ 2,400,000	$ 2,400,000
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans pledged as collateral	2,300,000	2,300,000
Specific allowance		722
Stifel Financial Corp. [Member] | Executive Officers Directors and Their Affiliates [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding amount	8,400	5,600
Stifel Bank [Member] | Executive Officers Directors and Their Affiliates [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding amount	$ 4,000	$ 3,700